Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net Income (Loss) as adjusted	$ (256,335)	$ 2,078,069	$ 2,768,684	$ 2,830,646	$ 1,821,734	$ 5,599,330	$ 7,206,713	$ 5,077,920
Common Class A [Member]
Numerator:
Allocation of net Income (Loss) as adjusted	$ (96,188)		$ 2,214,947		$ 1,214,113	$ 4,479,464	$ 5,765,370	$ 3,907,301
Denominator:
Basic weighted average shares outstanding	4,646,574		30,945,072		15,458,179	30,945,072	30,945,072	25,686,060
Diluted weighted average shares outstanding	4,646,574		30,945,072		15,458,179	30,945,072	30,945,072	25,686,060
Basic net income per ordinary share	$ (0.02)		$ 0.07		$ 0.08	$ 0.14	$ 0.19	$ 0.15
Diluted net income per ordinary share	$ (0.02)		$ 0.07		$ 0.08	$ 0.14	$ 0.19	$ 0.15
Common Class B [Member]
Numerator:
Allocation of net Income (Loss) as adjusted	$ (160,147)		$ 553,737		$ 607,621	$ 1,119,866	$ 1,441,343	$ 1,170,619
Denominator:
Basic weighted average shares outstanding	7,736,268		7,736,268		7,736,268	7,736,268	7,736,268	7,695,487
Diluted weighted average shares outstanding	7,736,268		7,736,268		7,736,268	7,736,268	7,736,268	7,695,487
Basic net income per ordinary share	$ (0.02)		$ 0.07		$ 0.08	$ 0.14	$ 0.19	$ 0.15
Diluted net income per ordinary share	$ (0.02)		$ 0.07		$ 0.08	$ 0.14	$ 0.19	$ 0.15